Shares - Common stock issued and outstanding (Details) (CAD) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, outstanding (shares)	36,251,006	36,249,086
Beginning balance, outstanding	304,908	304,896
Issued upon exercise of stock options (shares)	295,230	1,920
Issued upon exercise of stock options	1,175	7
Transferred from additional paid-in capital on exercise of stock options	567	5
Retired through Share Purchase Program (shares)	(1,800,000)
Retired through Share Purchase Program	(16,133)
Ending balance, outstanding (shares)	34,746,236	36,251,006
Ending balance, outstanding	290,517	304,908
Earnings Per Share [Abstract]
Net loss from continuing operations	(18,047)	(32,496)
Net income from discontinued operations	87,231	18,823
Net income (loss)	69,184	(13,673)
Weighted average number of shares outstanding, basic
Weighted average number of common shares (in shares)	36,269,996	36,250,959
Basic per share information
Net loss from continuing operations (in CAD per share)	(0.50)	(0.90)
Net income from discontinued operations (in CAD per share)	2.41	0.52
Net income (loss) (in CAD per share)	1.91	(0.38)
Dilutive effect of stock options (in shares)	342,957	0
Weighted average number of shares outstanding, diluted
Weighted average number of diluted common shares (in shares)	36,612,953	36,250,959
Diluted per share information
Net loss from continuing operations (in CAD per share)	(0.50)	(0.90)
Net income from discontinued operations (in CAD per share)	2.39	0.52
Net income (loss) (in CAD per share)	1.89	(0.38)